1933 Act File No. 333-43099
1940 Act File No. 811-6165

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-14

REGISTRATION STATEMENT, UNDER THE SECURITIES ACT OF 1933                   X
                                                                          --

      Pre-Effective Amendment No.   .......................................

      Post-Effective Amendment No.            1..........................  X
                                   -----------------------------------------

                        MUNICIPAL SECURITIES INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                            FEDERATED INVESTORS FUNDS
                              5800 CORPORATE DRIVE
                       PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                                                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           JOHN W. MCGONIGLE, ESQUIRE
                            FEDERATED INVESTORS TOWER
                       PITTSBURGH, PENNSYLVANIA 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                                  Copies to:
                          MATTHEW G. MALONEY, ESQUIRE
                  DICKSTEIN, SHAPIRO, MORIN AND OSHINSKY LLP
                              2101 L STREET, N.W.
                            WASHINGTON, D.C. 20037

                             CROSS-REFERENCE SHEET

            ......                              Prospectus Heading
PART A.  INFORMATION REQUIRED IN A PROSPECTUS   RULE 481(A) CROSS-REFERENCE
---------------------------------------------   ---------------------------


Item 1.      Beginning    of    Registration
             Statement   and  Outside  Front
             Cover Page of Prospectus......      Cross-Reference Sheet; Cover
                                                 Page

Item 2.      Beginning   and  Outside   Back
             Cover Page of Prospectus......      Cover Page; Table of Contents

Item 3.      Fee       Table,       Synopsis
             Information, and Risk Factors.      Summary; Comparison of
                                                 Investment Policies and Risk
                                                 Factors

Item 4.      Information      About      the     Information About the
             Transaction...................      Reorganization

Item 5.      Information      About      the     Information About the Portfolio
             Registrant....................      and the Fund

Item 6.      Information  About the  Company
             Being Acquired................      Information About the Portfolio
                                                 and the Fund

Item 7.      Voting Information............      Voting Information

Item 8.      Interest  of  Certain   Persons
             and Experts...................      Not Applicable

Item 9.      Additional          Information
             Required  for   Reoffering   by
             Persons     Deemed     to    be     Not Applicable
             Underwriters..................


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.     Cover Page....................      Cover Page

Item 11.     Table of Contents.............      Table of Contents

Item 12.     Additional   Information  About
             the Registrant................      Information Incorporated   by
                                                 Reference

Item 13.     Additional   Information  About
             the Company Being Acquired....      Information Incorporated   by
                                                 Reference

Item 14.     Financial Statements..........      Information Incorporated   by
                                                 Reference

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Defininitive Registration Statement filed on Form N-14 on January 30, 1998 (File Nos. 333-43099 and 811-6165).

PART C.  OTHER INFORMATION


Item 15.  Indemnification

      Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article XI of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Federated Advisers (the "Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Errors and Omissions Policy.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

      Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940, as amended, for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made: (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant, or (ii) by independent legal counsel for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

      1.1 Paper Copy of Declaration of Trust of the Registrant dated August 6, 1990. (1)

      1.2 Paper Copy of Amendment No. 1 to the Declaration of Trust dated August 26, 1991. (5)

      1.3   Conformed Copy of Amendment No. 2 to Declaration of Trust. (6)

      1.4 Conformed Copy of Amendment No. 3 to Declaration of Trust dated August 31, 1992. (8)

      1.5 Conformed Copy of Amendment No. 4 to Declaration of Trust dated September 17, 1992. (8)

      1.6   1.4   Conformed Copy of Amendment No. 5 to Declaration of Trust
            dated February 4, 1993. (10)

      1.7   1.4   Conformed Copy of Amendment No. 6 to Declaration of Trust
            dated May 24, 1993. (13)

      2.    Copy of Bylaws of the Registrant. (1)

      3.    Not Applicable.

      4. Agreement and Plan of Reorganization is included as Exhibit A to the Combined Proxy Statement and Prospectus of this Registration Statement. (20)

      5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant. (19)

      6.1   Copy of new Investment Advisory Contract of the Registrant. (8)

      6.2   Copy of Amendment to Investment Advisory Contract. (12)

      6.3   Conformed Copies of Amendments to Investment Advisory Contract. (14)

      7.1   Copy of Distributor's Contract of the Registrant. (8)

      7.2   Copy of Amendment to Distributor's Contract of the Registrant. (12)

      7.3   Copy of Amendment to Distributor's Contract of the Registrant. (14)

      7.4 The Registrant incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).

      8.    Not Applicable.

      9.1   Conformed Copy of Custodian Agreement of the Registrant. (18)

      9.2 Conformed Copy of Agreement of Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement. (19)

      9.3   Conformed Copy of Shareholder Services Agreement. (17)

      9.4 The response and exhibits described in Item 24(b)(6)(iii) are hereby incorporated by reference.

      10.1  Copy of Rule 12b-1 Agreement. (8)

      10.2  Copy of Distribution Plan. (12)

      10.3  Conformed Copy of Rule 18f-3 Plan. (19)

      11. Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered. (20)

      12.   Conformed Copy Tax Opinion of Howard & Howard Attorneys, P.C.*

      13. Not applicable.

      14.1  Conformed Copy of Consent of Deloitte & Touche LLP.(20)

      14.2  Conformed Copy of Consent of Arthur Andersen LLP.(20)

      15.   Not Applicable.

      16.   Conformed Copy of Power of Attorney. (19)

      17.1  Copy of Declaration under Rule 24f-2. (19)

      17.2  Form of Proxy.(20)

*Filed electronically.


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165).

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed October 28, 1991. (File Nos. 33-36729 and 811-6165).

(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed January 24, 1992. (File Nos. 33-36729 and 811-6165).

(8) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed September 25, 1992. (File Nos. 33-36729 and 811-6165).

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed March 24, 1993. (File Nos. 33-36729 and 811-6165).

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed May 17, 1993. (File Nos. 33-36729 and 811-6165).

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-36729 and 811-6165).

(14) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed October 28, 1993. (File Nos. 33-36729 and 811-6165).

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A filed October 30, 1995. (File Nos. 33-36729 and 811-6165).

(19) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed October 23, 1996. (File Nos. 33-36729 and 811-6165).

(20) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-14 filed December 23, 1997. (File Nos. 333-43099 and 811-6165).


Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein; and the offering of the securities at that time shall be deemed to be the initial BONA FIDE offering of them.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 6th day of April, 1998.

                       MUNICIPAL SECURITIES INCOME TRUST

                  BY: /s/ Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 6, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated:

             NAME                          TITLE                   DATE

By:   /s/ Nicholas J. Seitanakis  Attorney  In Fact  For
      Nicholas J. Seitanakis      the   Persons   Listed  April 6, 1998
      ASSISTANT SECRETARY         Below

             NAME                          TITLE
                                  Chairman and Trustee
John F. Donahue*                  (Chief       Executive
                                  Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive         Vice
                                  President

John W. McGonigle*                Treasurer, Executive
                                  Vice   President   and
                                  Secretary
                                  (Principal   Financial
                                  and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis          Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

*By Power of Attorney